Summary of Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Options, Balance outstanding	4,415,000
Weighted Average Exercise Price, Balance outstanding	$ 2.00
Options granted	175,000	4,415,000
Weighted Average Exercise Price, granted	$ 2.00	$ 2.00
Options exercised
Weighted Average Exercise Price, exercised
Options expired or forfeited	(50,000)
Weighted Average Exercise Price, expired or forfeited	$ 2.00
Options, Balance outstanding	4,540,000	4,415,000
Weighted Average Exercise Price, Balance outstanding	$ 2.00	$ 2.00
Options, Balance exercisable	1,535,833	880,417
Weighted Average Exercise Price, Balance exercisable	$ 2.00	$ 2.00